UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               11-14-2007
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:  $   326,236
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                   Common        002824100     4,530       82,445  SH             sole        none       82,445
AES CORP PREFERRED C     6.75%         00808N202     2,875       59,900  SH             sole        none       59,900
Alanco Technologies      Common        011612603     2,791    1,681,706  SH             sole        none    1,681,706
Alleghany Energy         7.8% Corp     017363AD4       980    1,000,000  PRN            sole        none    1,000,000
AMERCO                   Common        023586100    13,377      210,600  SH             sole        none      210,600
AMERICA SERVICE          Common        02364L109     5,430      478,350  SH             sole        none      478,350
American Ecology         Common        025533407     4,287      202,313  SH             sole        none      202,313
American Italian Pasta   Common        027070101     4,414      538,400  SH             sole        none      538,400
AMERIGON INC.            Common        03070L300     4,324      249,800  SH             sole        none      249,800
Anheuser Busch           Common        035229103       748       17,408  SH             sole        none       17,408
ANTIGENICS               Cv 5.25%      037032AC3     8,358   11,609,000  PRN            sole        none   11,609,000
ARENA RESOURCES INC      Common        040049108    21,692      331,180  SH             sole        none      331,180
Atherogenics             Cv 1.5%       047439AD6       859    2,685,000  PRN            sole        none    2,685,000
Atherogenics             Cv 4.5%       047439AB0     1,650    2,000,000  PRN            sole        none    2,000,000
Atherogenics             Cv 4.5%       047439AE4     4,512    9,600,000  PRN            sole        none    9,600,000
ATP Oil & Gas            Common        00208J108    12,585      267,600  SH             sole        none      267,600
CALPINE CORP             Cv 4.75%      131347BH8       200      200,000  PRN            sole        none      200,000
Calpine                  Common        131347106    10,855    7,188,950  SH             sole        none    7,188,950
C & D Technologies       Cv 5.25%      124661AA7     5,357    5,639,000  PRN            sole        none    5,639,000
Cell Genesys             Cv 3.125%     150921AB0     5,437    7,250,000  PRN            sole        none    7,250,000
CELL THERAPEUTICS        Cv 5.75%      150934AD9     3,152    4,504,000  PRN            sole        none    4,504,000
CELL THERAPEUTICS        Cv 6.75%      150934AG2     1,080    1,500,000  PRN            sole        none    1,500,000
CELL THERAPEUTICS IN     Cv 4%         150934AF4     4,448    7,670,000  PRN            sole        none    7,670,000
CELL THERAPEUTICS IN     Cv 5.75%      150934AC1     6,889    9,310,000  PRN            sole        none    9,310,000
CHARTER COMM LLC/CAP     10% Corp      16117PBB5     1,400    1,500,000  PRN            sole        none    1,500,000
CHARTER COMM LLC/CAP     9.92% Corp    16117PAF7     2,900    3,065,000  PRN            sole        none    3,065,000
CIPHERGEN                Cv 4.50%      17252YAB0       110      135,000  PRN            sole        none      135,000
CIPHERGEN                Cv 7.0%       17252YAC8     2,160    2,400,000  PRN            sole        none    2,400,000
Covad                    3% Cv         222814AR6     1,800    2,000,000  PRN            sole        none    2,000,000
CURAGEN CORPORATION      Cv 4%         23126RAE1     2,392    3,680,000  PRN            sole        none    3,680,000
CV THERAPEUTICS INC      Cv 2.75%      126667AF1     4,335    5,100,000  PRN            sole        none    5,100,000
CV THERAPEUTICS INC      Cv 3.25%      126667AG9     1,610    2,050,000  PRN            sole        none    2,050,000
CV THERAPEUTICS INC.     Common        126667104       948      105,600  SH             sole        none      105,600
DeCode Genetics          Cv 3.5%       243586AB0     7,875   11,250,000  PRN            sole        none   11,250,000
Double Eagle             Common        258570209     3,725      212,424  SH             sole        none      212,424
DURECT CORP              Cv 6.25%      266605AB0     7,458    4,190,000  PRN            sole        none    4,190,000
EDAP                     Common        268311107     4,189      729,929  SH             sole        none      729,929
EDGE PETE CORP DEL       Common        279862106     1,826      142,223  SH             sole        none      142,223
EDGE PETE CORP DEL       Pfd 5.5%      279862205     5,636      116,000  SH             sole        none      116,000
El Paso                  7.75% Corp    28368EAE6       960    1,000,000  PRN            sole        none    1,000,000
ELAN CORP PLC            Common        284131208     8,582      390,121  SH             sole        none      390,121
Encysive Pharm.          Cv 2.50%      29256XAB3     3,350    5,000,000  PRN            sole        none    5,000,000
Endeavor International   Cv 6.0%       29257MAB6     7,476    8,900,000  PRN            sole        none    8,900,000
EPIX PHARMACEUTICALS     Cv 3.00%      26881QAB7     4,312    5,750,000  PRN            sole        none    5,750,000
EPIX PHARMACEUTICALS     Common        26881Q101       487      120,000  SH             sole        none      120,000
Exxon                    Common        30231G102       434        5,184  SH             sole        none        5,184
FPL Group                Common        302571104       840       12,800  SH             sole        none       12,800
GAINSCO INC              Common        363127200     5,390    1,078,027  SH             sole        none    1,078,027
HEALTH GRADES INC        Common        42218Q102     1,309      238,000  SH             sole        none      238,000
Hercules Offshore        Common        427093109     6,527      250,000  SH             sole        none      250,000
Hospira                  Common        441060100       380       10,000  SH             sole        none       10,000
Human Genome             Cv 2.25%      444903AK4     2,831    3,000,000  PRN            sole        none    3,000,000
IBASIS INC               Common        450732102     9,035      840,558  SH             sole        none      840,558
Incyte                   Cv 3.5%       45337CAE2     2,646    3,150,000  PRN            sole        none    3,150,000
INDEVUS PHARMACEUTIC     Cv 6.25%      454072AB5     2,360    2,000,000  PRN            sole        none    2,000,000
INTERNET CAPITAL         Common        46059C205     2,951      268,300  SH             sole        none      268,300
ISIS PHARMACEUTICALS     Cv 2.625%     464337AD6     9,937    7,950,000  PRN            sole        none    7,950,000
Kinross                  Common        496902404     6,402      426,800  SH             sole        none      426,800
Kellogg                  Common        487836108       381        8,820  SH             sole        none        8,820
Land O Lakes             7.45% Corp.   514665AA6       900    1,000,000  PRN            sole        none    1,000,000
LEVEL 3 COMMUNICATIO     Cv 6%         52729NAS9     2,871    3,190,000  PRN            sole        none    3,190,000
MERCK & CO INC           Common        589331107     3,417       67,000  SH             sole        none       67,000
Midway Games             Cv 6%         598148AB0     2,450    2,700,000  PRN            sole        none    2,700,000
NEXMED INC               Common        652903105     6,082    3,686,124  SH             sole        none    3,686,124
NGC Energy               7.625% Corp   629121AC8       920    1,000,000  PRN            sole        none    1,000,000
Noble Intl.              Common        655053106     1,581       74,291  SH             sole        none       74,291
NPS Pharm.               3% Cv         62936PAB9     3,325    3,500,000  PRN            sole        none    3,500,000
Omega Protein            Common        68210P107     2,353      260,000  SH             sole        none      260,000
OPEN TV CORP CL A        Common        G67543101       450      358,200  SH             sole        none      358,200
Oscient Pharm Corp       Cv 3.5%       68812RAB1     7,553   11,802,000  PRN            sole        none   11,802,000
PFIZER INC               Common        717081103     4,132      172,200  SH             sole        none      172,200
QLT INC                  Common        746927102     1,206      241,369  SH             sole        none      241,369
RLI CORP                 Common        749607107     5,301       91,400  SH             sole        none       91,400
RURAL / METRO CORP       Common        781748108       564      161,000  SH             sole        none      161,000
SEQUIAM CORPORATION      Common        81735E101        77      706,000  SH             sole        none      706,000
SPACEHAB INC             Cv 8%         846243AC7       800      940,000  PRN            sole        none      940,000
SPACEHAB INC             Cv 5.5%       846243AD5     3,085    5,509,000  PRN            sole        none    5,509,000
TERREMARK WORLDWIDE      Cv 9%         881448AC8     8,466    8,300,000  PRN            sole        none    8,300,000
The Exploration Co.      Common        302133202     4,473      447,330  SH             sole        none      447,330
UTSTARCOM INC NT         CV  .875%     918076AB6     1,990    2,000,000  PRN            sole        none    2,000,000
Vertex                   Cv 3.5%       92532FAD2       190      200,000  PRN            sole        none      200,000
Vion Pharmacueticals     Cv 7.75%      927624AA4     7,125    9,500,000  PRN            sole        none    9,500,000
WPS Resources            Common        92931B106       650       11,588  SH             sole        none       11,588
XEL Energy               Common        98389B100       491       24,311  SH             sole        none       24,311